UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     August 13, 2010

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   38
Form 13F Information Table Value Total:   $35,095

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1761	44360	SH		SOLE			41250	0	3110
APOLLO GROUP INC		COM		037604105	902	21230	SH		SOLE			19665	0	1565
BANK OF AMERICA CORPO		COM		060505104	398	27720	SH		SOLE			25074	0	2646
BANK OF AMERICA CORPO		*W EXP 1/26/2019060505146	823	107560	SH		SOLE			99225	0	8335
CEMEX SAB DE CV			SPON ADR NEW	151290889	1010	104419	SH		SOLE			96661	0	7758
CINTAS CORP			COM		172908105	1276	53235	SH		SOLE			49420	0	3815
CISCO SYS INC			COM		17275R102	719	33750	SH		SOLE			31245	0	2505
COVIDIEN PLC			SHS		G2554F105	647	16113	SH		SOLE			14913	0	1200
DELL INC			COM		24702R101	1220	101125	SH		SOLE			94070	0	7055
EOG RES INC			COM		26875P101	921	9362	SH		SOLE			8652	0	710
EXPEDIA INC DEL			COM		30212P105	735	39130	SH		SOLE			36192	0	2938
EXXON MOBIL CORP		COM		30231G102	966	16935	SH		SOLE			15660	0	1275
GENERAL DYNAMICS CORP		COM		369550108	926	15817	SH		SOLE			14633	0	1184
HARLEY DAVIDSON INC		COM		412822108	809	36410	SH		SOLE			33780	0	2630
HOME DEPOT INC			COM		437076102	510	18159	SH		SOLE			16774	0	1385
INTEL CORP			COM		458140100	583	29984	SH		SOLE			27694	0	2290
JP MORGAN CHASE & CO		COM		46625H100	860	23495	SH		SOLE			21825	0	1670
LEGG MASON INC			COM		524901105	849	30290	SH		SOLE			28080	0	2210
LIBERTY MEDIA CORP NE	INT 	COM SER A	53071M104	785	74735	SH		SOLE			69391	0	5344
MARKEL CORP			COM		570535104	1273	3744	SH		SOLE			3486	0	258
MAXIM INTEGRATED PROD		COM		57772K101	971	58015	SH		SOLE			53795	0	4220
MEDTRONIC INC			COM		585055106	968	26680	SH		SOLE			24790	0	1890
MOTOROLA INC			COM		620076109	950	145642	SH		SOLE			135537	0	10105
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	599	12375	SH		SOLE			11415	0	960
NOVARTIS A G			SPON ADR NEW	66987V109	970	20070	SH		SOLE			18570	0	1500
NRG ENERGY INC COM NE		COM NEW		629377508	1030	48550	SH		SOLE			44955	0	3595
PFIZER INC			COM		717081103	1336	93713	SH		SOLE			86728	0	6985
PROGRESSIVE CORP OHIO		COM		743315103	1785	95345	SH		SOLE			88430	0	6915
SPRINT NEXTEL CORP		COM SER 1	852061100	881	207873	SH		SOLE			193023	0	14850
TYCO ELECTRONICS LTD		SHS		H8912P106	425	16760	SH		SOLE			15480	0	1280
TYCO INTERNATIONAL LT		SHS		H89128104	591	16764	SH		SOLE			15524	0	1240
VULCAN MATLS CO			COM		929160109	992	22640	SH		SOLE			20920	0	1720
WAL MART STORES INC		COM		931142103	812	16886	SH		SOLE			15701	0	1185
WALGREEN COMPANY		COM		931422109	910	34080	SH		SOLE			31520	0	2560
WASHINGTON POST CO		CL B		939640108	1139	2774	SH		SOLE			2570	0	204
WASTE MGMT INC DEL		COM		94106L109	839	26802	SH		SOLE			24877	0	1925
WELLS FARGO & CO NEW		COM		949746101	1456	56890	SH		SOLE			52835	0	4055
WEYERHAEUSER CO			COM		962166104	469	13320	SH		SOLE			12340	0	980